Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	$ 337	$ 6,659	$ 6,806
Mexico [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests		5,612	5,700
Colombia [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests		20	21
Brazil [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests		$ 1,027	$ 1,085